Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 – STOCK-BASED COMPENSATION

On March 25, 2024, stockholders approved the 2024 Equity Incentive Plan (the “2024 Plan”), with initial reserves of 2,586 shares of common stock. The 2024 Plan became effective on February 14, 2024. At a special meeting of stockholders on April 30, 2024, the stockholders approved an increase in the number of shares available for issuance under the 2024 Plan and the number of shares that may be issued pursuant to incentive stock options, by an additional 1,000 shares each. At a special meeting of stockholders on November 11, 2024, the stockholders approved an increase in the number of shares available for issuance under the 2024 Plan and the number of shares that may be issued pursuant to incentive stock options, by an additional 10,423 shares each. The 2024 Plan has an evergreen provision that allows for an annual increase in the number of shares available for issuance under the 2024 Plan to be added on the first day of January, starting with January 1, 2025, in an amount equal to the lesser of (i) 5% of the fully diluted shares of our Common Stock on the immediately preceding December 31 or (ii) such number of shares as determined by our board in each case subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. On January 1, 2025, the number of shares reserved under the 2024 Plan was increased by 5% of the fully diluted shares of our common stock on the immediately preceding December 31, or 9,485 shares. On May 29, 2025, at the Company’s annual meeting, the stockholders approved an amendment to the 2024 Plan to increase the number of shares issuable thereunder by an additional 100,000 shares of Common Stock.

On March 25, 2024, stockholders approved the 2024 Employee Stock Purchase Plan (the “2024 ESPP”), with initial reserves of 255 shares of common stock. The 2024 ESPP became effective on February 14, 2024. The 2024 ESPP also has an evergreen provision. On January 1, 2025, the reserve increased by 510 shares. No awards have been granted under the 2024 ESPP as of September 30, 2025.

On March 4, 2025, the Company’s Board of Directors granted an aggregate of 20,313 stock options under the 2024 Plan, to board members, exercisable on the date of grant at $28.60 per share with a ten-year term and vest over a requisite service period, which is usually the vesting period, and upon the completion of certain performance-based vesting terms. These options were valued at $488,720 on the grant date using a Black Scholes option pricing model using the assumptions summarized below. The Company recorded the fair value of the unvested stock options, in the amount of $488,720 as deferred compensation on the grant date, which is being amortized over the vesting period or as certain performance-based vesting terms become probable.

On May 30, 2025, the Company’s Board of Directors granted an aggregate of 50,591 stock options under the 2024 Plan, to executive officers, board members, employees, and consultants, exercisable on the date of grant at $8.91 per share with a ten-year term and vest over a requisite service period, which is usually the vesting period, or as certain performance-based vesting terms become probable. These options were valued at $351,862 on the grant date using a Black Scholes option pricing model using the assumptions summarized below. The Company recorded the fair value of the unvested stock options, in the amount of $351,862 as deferred compensation on the grant date, which is being amortized over the vesting period or as certain performance-based vesting terms become probable.

Stock option activity under the 2024 Plan for the nine months ended September 30, 2025 was as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Outstanding	Price Per	Life
	Shares	Share	(in Years)
Balance, December 31, 2024 (Successor)	3,247	$200.00	9.64
Options granted	70,904	$14.55	-
Balance, September 30, 2025 (Successor)	74,151	$22.67	9.57
Options exercisable as of September 30, 2025	24,489	$39.90	9.48

The Company estimated the fair value of the stock options during the nine months ended September 30, 2025 and for the period from February 14, 2024 to September 30, 2024 using Black-Scholes with the following assumptions.

	Nine Months Ended September 30,	February 14, 2024 to September 30,
	2025	2024
	(Successor)	(Successor)
Risk-free interest rate	3.98% to 4.01%	4.46% to 4.79%
Expected life (in years)	5.0	5.0 to 6.0
Expected dividend yield	-%	-%
Expected volatility	104.54% to 121.09%	143.4% to 153.5%

There were no stock options granted during the predecessor period from January 1, 2024 and February 13, 2024.

For the period from February 14, 2024 through September 30, 2024, the Company recorded stock-based compensation expense of $1,899,771, of which $984,365 was related to R&D and $915,406 was related to general and administrative. For the period from January 1, 2024 through February 13, 2024, Predecessor recorded an immaterial amount of stock-based compensation expense.

For the three months ended September 30, 2025, the Company recorded stock-based compensation expense of $348,116, of which $265,891 was related to research and development and $82,225 was related to general and administrative. For the nine months ended September 30, 2025, the Company recorded stock-based compensation expense of $836,390, of which $209,348 was related to research and development and $627,042 was related to general and administrative.

As of September 30, 2025, the Company had approximately $1,031,000 of unamortized stock-based compensation expense related to unvested stock options, which is expected to be recognized over a weighted average period of 1.3 years. The weighted average grant date calculated fair value per share of the Company’s options granted during the nine months ended September 30, 2025 was $11.86. The weighted average grant date calculated fair value per share of the Company’s options granted during the period February 14, 2024, through September 30, 2024, was $2,040.

NOTE 11 – STOCK-BASED COMPENSATION

In October 2016, Predecessor’s Board of Directors approved the adoption of an Equity Incentive Plan (“Predecessor EIP”). As amended, the Predecessor EIP permitted the Predecessor to grant awards allowing for the issuance of up to 244,420 shares of Predecessor’s common stock. On close of the Merger, outstanding awards issued for the Predecessor EIP were converted to options to purchase a number of shares of the Company’s Common Stock equal to the number of Predecessor shares multiplied by the Merger Exchange Ratio of 0.064452 at a price of the Predecessor option strike price divided by the Merger Exchange Ratio. The Predecessor EIP was then cancelled.

During the six months ended June 30, 2024, the Company’s Board of Directors granted directors, officers and employees options to purchase up to 2,520 shares of Common Stock for exercise prices ranging from $704.00 per share to $9,620.00 per share under the 2024 Plan (as defined below). The grants have various vesting conditions, including time-based and performance-based terms. These stock options expire through June 24, 2034. On September 30, 2024 and October 1, 2024, 1,728 of these stock options were cancelled due to termination or other reasons. Additionally, on October 1, 2024, the exercise price of the remaining 793 outstanding options granted under the 2024 Plan was adjusted to $200.00 per share, with all other terms of the original grant to remain without adjustment. On October 1, 2024, the Company calculated the total fair value of the consideration for the modification of these stock options, which includes the incremental fair value of the stock options (determined by comparing the fair values immediately prior to and immediately after the modification). The fair values were calculated using the Black-Scholes option-pricing model, and the Company determined that the total fair value of the consideration related to the modification of these stock options amounted to $76,027, of which $28,636 was expensed immediately and $47,391 will be recorded as stock-based compensation expense over the remaining vesting term.

On October 1, 2024, the Company’s Board of Directors granted directors, officers and employees options to purchase up to 2,389 shares of common stock for $200.00 per share. The grants have various vesting conditions, including time-based and performance-based terms. These stock options expire on October 1, 2034.

Predecessor’s Stock option activity for the period from December 31, 2023 through February 14, 2024 and the Company’s stock option activity for the period from February 14, 2024 through December 31, 2024, was as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Outstanding	Price Per	Life
	Shares	Share	(in Years)
Balance, December 31, 2023 (Predecessor)	25	$8,378.40	6.86
Options cancelled (Predecessor)	(25)	$8,378.40
Balance, February 14, 2024 (Predecessor)	-	$-	-

Balance, February 14, 2024 (Predecessor)	-	$-	-
Options granted (Successor)	4,909	$1,818.20	-
Options cancelled (Successor)	(1,662)	$2,922.40	-
Balance, December 31, 2024 (Successor)	3,247	$200.00	9.64
Options exercisable as of December 31, 2024	2,474	$200.00	9.68

The intrinsic value of Predecessor options exercised during the year ended December 31, 2023 was $9,458. No options were exercised in the Successor period from February 14, 2024 to December 31, 2024.

On March 25, 2024, the stockholders approved the CERo Therapeutics Holdings, Inc. 2024 Equity Incentive Plan (the “2024 Plan”) and 2024 Employee Stock Purchase Plan (“2024 ESPP”), with an initial reserve of 2,586 and 2,550 shares of common stock, respectively. The 2024 Plan and 2024 ESPP became effective on February 14, 2024 in connection with the closing of the Business Combination. At a special meeting of stockholders on April 30, 2024, the stockholders approved an increase in the number of shares available for issuance under the 2024 Plan and the number of shares that may be issued pursuant to incentive stock options, by an additional 1,000 shares each. At a special meeting of stockholders on November 11, 2024, the stockholders approved an increase in the number of shares available for issuance under the 2024 Plan and the number of shares that may be issued pursuant to incentive stock options, by an additional 10,423 shares each. As of December 31, 2024, no awards have been granted under the 2024 ESPP. The 2024 Plan has an evergreen provision that allows for an annual increase in the number of shares available for issuance under the 2024 Plan to be added on the first day of January, starting with January 1, 2025, in an amount equal to the lesser of (i) 5% of the fully diluted shares of our Common Stock on the immediately preceding December 31 or (ii) such number of shares as determined by our board in each case subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. On January 1, 2025, the number of shares reserved under the 2024 Plan was increased by 5% of the fully diluted shares of our common stock on the immediately preceding December 31, or 9,485 shares. The 2024 ESPP has an evergreen provision that allows for an annual increase in the number of shares available for issuance under the 2024 ESPP to be added on the first day of each January, starting with January 1, 2025, by the lesser of (i) 510 shares of our common stock, (ii) 1% of the fully diluted shares of common stock on the immediately preceding December 31, or (iii) such number of shares of common stock as determined by our board. The number of shares reserved under the 2024 ESPP is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. As of December 31, 2024, the board of directors has granted an aggregate of 3,247 option awards under the 2024 Plan, leaving 10,762 shares reserved for future issuance under the 2024 Plan.

The Company estimated the fair value of stock options granted during the period February 14, 2024 through December 31, 2024 using Black-Scholes with the following weighted average assumptions:

●	The Common Stock expected dividend yield assumption of 0.0% is based on the expectation of no dividend payouts to Common Stock.

●	The risk-free interest rate assumption is based on the U.S. Department of Treasury instruments whose term was most consistent with the expected life of the Company’s stock options.

●	The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company does not have sufficient public trading history for the Company’s Common Stock. The Company will continue to analyze the historical stock price volatility and expected term assumption as more historical price data for the Company’s Common Stock becomes available.
●	The expected lives of the Company’s stock options are estimated based on the type of award issued using approaches that do not rely on the historical data of the Company, as management has concluded there is insufficient data to provide a reasonable forward-looking estimate. The expected life of an incentive stock option is estimated using the simplified method described in Staff Accounting Bulletin Topic 14 – Share-Based Payment. All incentive stock options awarded by the Company have terms consistent with this approach, which is to calculate the weighted average midpoint between the vesting date of each vesting tranche and the termination date of the option. Non-qualified stock options are valued using the contractual life as the expected term.

The Company estimated the fair value of the stock options during the year ended December 31, 2024 using Black-Scholes with the following assumptions. There were no stock options granted by the Predecessor during the year ended December 31, 2023.

December 31,
2024
(Successor)
Risk-free interest rate	3.75% to 4.89%
Expected life (in years)	5.0 to 7.0
Expected dividend yield	-%
Expected volatility	62.4% to 106.6%

For the period from February 14, 2024 through December 31, 2024, the Company recorded stock-based compensation expense of $924,668, of which $547,910 was related to research and development and $376,758 was related to general and administrative. For the period from January 1, 2024 through February 13, 2024, Predecessor recorded an immaterial amount of stock-based compensation expense.

For the year ended December 31, 2023, the Company recorded stock-based compensation expense of $96,896, of which $91,664 was related to R&D and $5,232 was related to general and administrative.

As of December 31, 2024, the Company had approximately $1,009,000 of unamortized stock-based compensation expense related to unvested stock options, which is expected to be recognized over a weighted average period of 2.02 years. The weighted average grant date calculated fair value per share of the Company’s options granted during the period from February 14, 2024, through December 31, 2024, was $61.54.

There were no Predecessor options granted in the year ended December 31, 2023.